Segment information (Geographic Data) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 rig		Dec. 31, 2013 rig		Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,342.6		$ 1,064.3		$ 911.8
Fixed assets - drilling rigs	5,141.1	[1]	3,448.3	[1]
Number of drilling rigs	10		8
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	556.6		370.4		259.3
Fixed assets - drilling rigs	3,024.3	[1]	1,274.8	[1]
Ghana
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	233.5		198.6		126.8
Fixed assets - drilling rigs	608.4	[1]	632.1	[1]
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	126.1		153.5		87.3
Fixed assets - drilling rigs	539.3	[1]	543.5	[1]
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	228.5		207.5		209.8
Fixed assets - drilling rigs	525.4	[1]	543.5	[1]
Thailand
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	105.6		40.6		0
Fixed assets - drilling rigs	261.2	[1]	271.8	[1]
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	182.5	[1]	182.6	[1]
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 92.3		$ 93.7		$ 228.6

[1]	The fixed assets referred to in the table above include the ten drilling units at December 31, 2014 and eight drilling units at December 31, 2013. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.